UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	107 Briarwood Lane
		Oak Brook, IL 60523

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Oak Brook, Illinois		August 1, 2006

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


					FORM 13F INFORMATION
TABLE

    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    556028   12750  12750      0None  None        0None   12750
Air Products & ChemicaCommon  009158106   1131384   17700  17700      0None  None        0None   17700
Altria Group Inc.     Common  02209S103    675556    9200   9200      0None  None        0None    9200
Anheuser Busch Cos. InCommon  035229103    499211   10950  10950      0None  None        0None   10950
Automatic Data ProcessCommon  053015103    827184   18240  18240      0None  None        0None   18240
BP Amoco p.l.c.       ADS     055622104  13076308  187851 187851      0None  None     2174None  185677
Bed Bath & Beyond Inc.Common  075896100   4744969  143050 143050      0None  None     2000None  141050
Berkshire Hathaway IncClass B 084670207  15321505    5035   5035      0None  None       70None    4965
Buckeye Technologies CCommon  118255108    305600   40000  40000      0None  None        0None   40000
CBOT Holdings, Inc.   Class A 14984K106   1411162   11800  11800      0None  None        0None   11800
Career Education Corp.Common  141665109   2083333   69700  69700      0None  None        0None   69700
Cintas Corp.          Common  172908105    727409   18295  18295      0None  None        0None   18295
Cisco Systems Inc.    Common  17275R102   2909286  148965 148965      0None  None        0None  148965
Citigroup Inc.        Common  172967101    348317    7219   7219      0None  None        0None    7219
Coach Inc.            Common  189754104    239200    8000   8000      0None  None        0None    8000
Coca Cola Co.         Common  191216100   2597892   60388  60388      0None  None        0None   60388
Colgate-Palmolive Co. Common  194162103   5594660   93400  93400      0None  None        0None   93400
Dell Inc.             Common  24702R101   6985189  285576 285576      0None  None     5000None  280576
Disney, (Walt) Co.    Common  254687106   7429860  247662 247662      0None  None     2400None  245262
eBay Inc.             Common  278642103   2562875   87500  87500      0None  None     1500None   86000
Edge Petroleum Corp   Common  279862106    789210   39500  39500      0None  None        0None   39500
Exxon Corp.           Common  30231G102  18688253  304617 304617      0None  None     3300None  301317
Freescale SemiconductoClass B 35687M206   1002746   34107  34107      0None  None      706None   33401
Gardner Denver        Common  365558105    308000    8000   8000      0None  None        0None    8000
General Electric Co.  Common  369604103  17728854  537890 537890      0None  None        0None  537890
Gilead Sciences Inc.  Common  375558103  10335252  174700 174700      0None  None        0None  174700
Grainger,  W.W. Inc.  Common  384802104   1880750   25000  25000      0None  None        0None   25000
Hewlett Packard Co.   Common  428236103   3305428  104338 104338      0None  None     4000None  100338
Intel Corp.           Common  458140100  14407111  758269 758269      0None  None     8000None  750269
International BusinessCommon  459200101   3664621   47704  47704      0None  None     2000None   45704
JLG Industries Inc.   Common  466210101   7581375  336950 336950      0None  None     9000None  327950
JP Morgan Chase & Co. Common  46625H100   1009596   24038  24038      0None  None        0None   24038
Johnson & Johnson     Common  478160104  31348586  523174 523174      0None  None     5000None  518174
Johnson Controls Inc. Common  478366107   1886949   22950  22950      0None  None        0None   22950
Joy Global            Common  481165108    312540    6000   6000      0None  None        0None    6000
Kohl's Corp.          Common  500255104   5159698   87275  87275      0None  None     2000None   85275
Leggett & Platt Inc.  Common  524660107   1705684   68282  68282      0None  None        0None   68282
Lincare Holdings Inc. Common  532791100   4076692  107735 107735      0None  None     3000None  104735
Lowes Companies, Inc. Common  548661107  16524506  272367 272367      0None  None     3000None  269367
MSC Industrial Direct Class A 553530106   1317689   27700  27700      0None  None        0None   27700
Medco Health SolutionsCommon  58405U102   1360858   23758  23758      0None  None        0None   23758
Merck & Co. Inc.      Common  589331107  14145514  388293 388293      0None  None     3000None  385293
Microsoft Corp.       Common  594918104  13215364  567183 567183      0None  None     3000None  564183
Herman Miller Inc.    Common  600544100   4290112  166477 166477      0None  None     3500None  162977
Molex Inc.            Common  608554101   5972472  177911 177911      0None  None     1757None  176154
Molex Inc. Class A    Class A 608554200   7351835  255894 255894      0None  None     4882None  251012
Motorola, Inc         Common  620076109   9160291  454605 454605      0None  None     6400None  448205
Netflix, Inc.         Common  64110L106    602702   22150  22150      0None  None        0None   22150
Northern Trust Corp.  Common  665859104  14376839  259979 259979      0None  None     4200None  255779
Old Second Bancorp, InCommon  680277100   4411796  142316 142316      0None  None        0None  142316
Overseas Shipholding GCommon  690368105    354900    6000   6000      0None  None        0None    6000
Pepsico, Inc          Common  713448108  16965803  282575 282575      0None  None     3000None  279575
Qualcomm, Inc.        Common  747525103  21410603  534330 534330      0None  None     6000None  528330
Quiksilver Inc.       Common  74838C106    430259   35325  35325      0None  None        0None   35325
Sasol Ltd.            ADR     803866300    579600   15000  15000      0None  None        0None   15000
Schering- Plough, Inc.Common  806605101   7759026  407726 407726      0None  None     3000None  404726
Schlumberger, Ltd.    Common  806857108   8987133  138030 138030      0None  None        0None  138030
Simpson Manufacturing Common  829073105   3708644  102875 102875      0None  None        0None  102875
State Street Corp.    Common  857477103  24346855  419123 419123      0None  None     4500None  414623
Sysco Corp.           Common  871829107  13405358  438657 438657      0None  None     7000None  431657
Tellabs Inc           Common  879664100    878460   66000  66000      0None  None     3500None   62500
Wal-Mart Stores Inc.  Common  931142103    323558    6717   6717      0None  None        0None    6717
Walgreen Co.          Common  931422109  23976531  534713 534713      0None  None     6300None  528413
Wolverine Worldwide   Common  978097103    769890   33000  33000      0None  None        0None   33000
Wyeth                 Common  983024100   1516602   34150  34150      0None  None        0None   34150
Weatherford InternatioCommon  G95089101    297720    6000   6000      0None  None        0None    6000

COLUMN TOTALS                           413659191
